FAIR VALUE MEASUREMENTS - Fair Values of Financial Instruments Measured on Nonrecurring Basis (Details 1) - Nonrecurring basis - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 4,476	$ 659	$ 3,670
Other real estate owned	1,720	1,676
Quoted Prices in Active Markets for Identical Assets Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0	0
Other real estate owned	0	0
Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0	0
Other real estate owned	1,720	1,676
Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	4,476	659	$ 3,670
Other real estate owned	$ 0	$ 0